Business Combination (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Purchase price allocation
Goodwill.				$ 1,824,000		¥ 147,296,000		¥ 12,697,000
Total revenue				206,230,000	¥ 1,435,727,000	1,921,876,000	¥ 1,445,773,000
Net income				$ (64,890,000)	(451,760,000)	(164,615,000)	(202,125,000)
Unaudited pro forma consolidated financial information
Amortization of identifiable intangible assets					14,826,000	11,245,000	0
Impairment (Note 5)					¥ 147,296,000	¥ 0	0
Technology
Purchase price allocation
Weighted-average amortization period				8 years 6 months	8 years 6 months	8 years 6 months
Customer relationship
Purchase price allocation
Weighted-average amortization period						5 years 6 months
Non-compete agreement
Purchase price allocation
Weighted-average amortization period				5 years 6 months	5 years 6 months	5 years 6 months
Databook
Business combinations
Percentage of equity interest acquired		65.00%
Purchase price allocation
Fair value of issued the Company's Class A ordinary shares		¥ 88,181,000
Fair value of issued the options to purchase the Company's Class A ordinary shares		6,052,000
Cash consideration		110,240,000
Total consideration		204,473,000
Noncontrolling interests		110,100,000
Cash and cash equivalents		474,000
Other working capital		(15,850,000)
Short-term investment		75,706,000
Other assets		2,567,000
Goodwill.		147,296,000
Deferred tax liability		18,420,000
Total		314,573,000
Total revenue						¥ 46,675,000
Net income						13,795,000
Unaudited pro forma consolidated financial information
Net revenues						2,029,055,000	1,477,555,000
Net loss						(163,490,000)	(212,988,000)
Amortization of identifiable intangible assets						¥ 25,500,000	¥ 25,500,000
Impairment (Note 5)	¥ 147,296,000
Databook | Technology
Purchase price allocation
Identifiable intangible assets acquired		¥ 71,000,000
Weighted-average amortization period		8 years 6 months
Databook | Customer relationship
Purchase price allocation
Identifiable intangible assets acquired		¥ 22,900,000
Weighted-average amortization period		5 years 6 months
Databook | Non-compete agreement
Purchase price allocation
Identifiable intangible assets acquired		¥ 28,900,000
Weighted-average amortization period		5 years 6 months
Databook | Class A ordinary shares
Business combinations
Percentage of equity interest acquired									74.61%
Number of shares issued | shares		5,772,447
Number of options issued to purchase Class A common stock | shares		397,820
Databook | Class A ordinary shares | Ordinary Share Repurchase Agreement
Business combinations
Percentage of equity interest acquired									2.36%
Unaudited pro forma consolidated financial information
Shares repurchased | shares			504,527
Databook | Class A ordinary shares | Share Swap Agreement
Business combinations
Percentage of equity interest acquired									7.25%
Number of shares issued | shares			2,400,000
Purchase price allocation
Fair value of issued the Company's Class A ordinary shares | $			$ 3,590
Cash consideration | $			$ 500
Unaudited pro forma consolidated financial information
Shares purchased | shares			1,009,053
Amount recognized in equity attributable to the company									¥ 4,039